Note 11 - Supplemental Balance Sheet Information	6 Months Ended
Jun. 30, 2020
Notes to Financial Statements
Supplemental Balance Sheet Disclosures [Text Block]
11.	Supplemental balance sheet information

Other current liabilities consist of the following:

	As of December 31,	As of June 30,
	2019	2020
	$	$
		(Unaudited)

Compensation related	226	228
Professional services	-	374
Other taxes related	798	815
Others	65	45

Total	1,089	1,462